LOANS - Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 59,379	$ 54,658	$ 52,435
Additions (deductions)
Provision for credit losses	5,676	5,618	3,221
Recoveries credited to allowance	2,262	2,711	2,798
Loans charged against the allowance	(3,872)	(3,608)	(3,796)
Balance at end of period	63,445	59,379	54,658
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 63,445	$ 59,379	54,658
Percent of Loans to Total Portfolio Loans	100.00%	100.00%
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 22,872	$ 16,724	13,817
Additions (deductions)
Provision for credit losses	6,138	5,903	3,430
Recoveries credited to allowance	80	249	531
Loans charged against the allowance	(78)	(4)	(1,054)
Balance at end of period	29,012	22,872	16,724
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 29,012	$ 22,872	16,724
Percent of Loans to Total Portfolio Loans	51.80%	48.00%
Mortgage
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 22,317	$ 21,386	21,633
Additions (deductions)
Provision for credit losses	(1,559)	922	(445)
Recoveries credited to allowance	289	309	352
Loans charged against the allowance	(133)	(300)	(154)
Balance at end of period	20,914	22,317	21,386
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 20,914	$ 22,317	21,386
Percent of Loans to Total Portfolio Loans	35.70%	37.50%
Installment
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 3,040	$ 4,126	4,290
Additions (deductions)
Provision for credit losses	1,367	65	509
Recoveries credited to allowance	1,893	2,153	1,915
Loans charged against the allowance	(3,661)	(3,304)	(2,588)
Balance at end of period	2,639	3,040	4,126
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 2,639	$ 3,040	4,126
Percent of Loans to Total Portfolio Loans	12.60%	14.50%
Subjective Allocation
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 11,150	$ 12,422	12,695
Additions (deductions)
Provision for credit losses	(270)	(1,272)	(273)
Recoveries credited to allowance	0	0	0
Loans charged against the allowance	0	0	0
Balance at end of period	10,880	11,150	12,422
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Credit Losses Amount	$ 10,880	$ 11,150	$ 12,422
Percent of Loans to Total Portfolio Loans	0.00%	0.00%